FAIR VALUE MEASUREMENTS (Schedule of fair value measurements using significant unobservable inputs ) (Details) - Level 3 [Member] $ in Thousands	12 Months Ended
Dec. 31, 2023 USD ($)
Defined Benefit Plan, Plan Assets, Level 3 Reconciliation [Line Items]
Balance at	$ 656
Earn Out liability – Keepers	(656)
Balance at	$ 0